Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP Zoetis Savings Plan
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Investments measured at fair value are summarized below:

	Investments at Fair Value as of December 31, 2025
(thousands of dollars)	Level 1	Level 2	Level 3	Total
Zoetis Stock Fund	$107,489	$—	$—	$107,489
Mutual funds	191,764	—	—	191,764
Common/collective trust funds	1,705,938	—	—	1,705,938
Money market funds	681	—	—	681
Self-directed brokerage funds	48,211	—	—	48,211
Total investments at fair value	$2,054,083	$—	$—	$2,054,083

	Investments at Fair Value as of December 31, 2024
(thousands of dollars)	Level 1	Level 2	Level 3	Total
Zoetis Stock Fund	$160,924	$—	$—	$160,924
Mutual funds	365,628	—	—	365,628
Common/collective trust funds	1,305,257	—	—	1,305,257
Money market funds	2,539	—	—	2,539
Self-directed brokerage funds	35,404	—	—	35,404
Total investments at fair value	$1,869,752	$—	$—	$1,869,752